AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 98.7%
Common Stocks
Aerospace & Defense — 2.6%
Raytheon Technologies Corp.	703,210	$40,462,703
Air Freight & Logistics — 2.7%
United Parcel Service, Inc. (Class B Stock)	253,502	42,241,038
Banks — 4.8%
Bank of America Corp.	936,002	22,548,288
JPMorgan Chase & Co.	221,691	21,342,193
PNC Financial Services Group, Inc. (The)	156,506	17,201,575
U.S. Bancorp	351,938	12,616,977
		73,709,033
Beverages — 1.9%
Coca-Cola Co. (The)	583,060	28,785,672
Capital Markets — 4.4%
Apollo Global Management, Inc.	592,685	26,522,654
Blackstone Group, Inc. (The) (Class A Stock)	794,529	41,474,414
		67,997,068
Chemicals — 7.1%
Ecolab, Inc.	158,164	31,607,494
Linde PLC (United Kingdom)	159,914	38,080,321
PPG Industries, Inc.	328,255	40,073,370
		109,761,185
Commercial Services & Supplies — 2.1%
Waste Management, Inc.	290,336	32,857,325
Construction Materials — 1.7%
Vulcan Materials Co.	195,508	26,499,154
Containers & Packaging — 0.5%
International Paper Co.	199,155	8,073,744
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	539,510	32,095,450
Electric Utilities — 3.2%
Edison International	440,713	22,405,849
NextEra Energy, Inc.	94,558	26,245,519
		48,651,368
Entertainment — 1.6%
Walt Disney Co. (The)	196,951	24,437,680
Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	143,040	34,577,059
Boston Properties, Inc.	137,090	11,008,327
		45,585,386
Food & Staples Retailing — 2.0%
Walmart, Inc.	220,122	30,797,269
Food Products — 4.5%
Mondelez International, Inc. (Class A Stock)	614,240	35,288,088
Nestle SA (Switzerland), ADR	290,495	34,642,981
		69,931,069
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies — 1.5%
Becton, Dickinson & Co.	99,570	$23,167,948
Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	97,073	30,264,449
Household Products — 2.5%
Procter & Gamble Co. (The)	272,607	37,889,647
Insurance — 4.1%
American International Group, Inc.	658,185	18,119,833
MetLife, Inc.	581,828	21,626,547
Travelers Cos., Inc. (The)	211,187	22,848,321
		62,594,701
IT Services — 5.0%
Mastercard, Inc. (Class A Stock)	126,771	42,870,149
Visa, Inc. (Class A Stock)(a)	174,931	34,980,952
		77,851,101
Machinery — 0.6%
Otis Worldwide Corp.	143,422	8,952,401
Media — 3.5%
Comcast Corp. (Class A Stock)	1,161,361	53,724,560
Multi-Utilities — 2.8%
Public Service Enterprise Group, Inc.	362,470	19,903,227
Sempra Energy	59,200	7,006,912
WEC Energy Group, Inc.	173,543	16,816,317
		43,726,456
Oil, Gas & Consumable Fuels — 4.7%
Enbridge, Inc. (Canada)	642,909	18,772,943
Kinder Morgan, Inc.	1,654,139	20,395,534
Williams Cos., Inc. (The)	1,714,882	33,697,431
		72,865,908
Pharmaceuticals — 8.5%
Johnson & Johnson	246,930	36,762,938
Merck & Co., Inc.	505,321	41,916,377
Pfizer, Inc.	681,433	25,008,591
Zoetis, Inc.	163,599	27,054,367
		130,742,273
Road & Rail — 2.1%
Union Pacific Corp.	161,041	31,704,142
Semiconductors & Semiconductor Equipment — 3.3%
Broadcom, Inc.	34,480	12,561,754
Intel Corp.	174,931	9,057,927
Texas Instruments, Inc.	200,466	28,624,540
		50,244,221
Software — 5.6%
Microsoft Corp.	374,597	78,788,987
Oracle Corp.	127,680	7,622,496
		86,411,483
Specialty Retail — 2.5%
Home Depot, Inc. (The)	137,653	38,227,615
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AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	772,180	$89,426,166

Total Long-Term Investments (cost $1,367,152,096)		1,519,678,215
Short-Term Investments — 2.4%
Affiliated Mutual Fund — 1.0%
PGIM Institutional Money Market Fund (cost $15,424,645; includes $15,421,154 of cash collateral for securities on loan)(b)(w)	15,426,399	15,423,314
Unaffiliated Fund — 1.4%
Fidelity Government Portfolio	20,996,723	20,996,723
(cost $20,996,723)

Total Short-Term Investments (cost $36,421,368)		36,420,037

TOTAL INVESTMENTS—101.1% (cost $1,403,573,464)		1,556,098,252

Liabilities in excess of other assets — (1.1)%		(16,339,074)

Net Assets — 100.0%		$1,539,759,178

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,137,729; cash collateral of $15,421,154 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2